ACCOUNTS RECEIVABLE NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Balance at beginning of the period	$ 6,025	$ 7,574	$ 9,754
Addition	2	81	0
Exchange difference on opening balance	(69)	(237)	(752)
Credit to profit or loss	(182)	(1,393)	(1,428)
Ending balance	$ 5,776	$ 6,025	$ 7,574